DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All China Equity ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 58.3%
Communication Services - 13.8%
58.com, Inc., ADR*	601	$33,271
Alibaba Pictures Group Ltd.*	71,109	10,093
Autohome, Inc., ADR	362	29,047
Baidu, Inc., ADR*	1,673	208,406
Bilibili, Inc., ADR*	592	27,972
China Literature Ltd., 144A*(a)	1,612	10,015
China Mobile Ltd.	37,004	258,545
China Telecom Corp. Ltd., Class H	74,325	24,359
China Tower Corp. Ltd., Class H, 144A	268,134	51,204
China Unicom Hong Kong Ltd.	38,980	27,612
HUYA, Inc., ADR*	389	11,172
iQIYI, Inc., ADR*(a)	1,349	29,206
JOYY, Inc., ADR*	349	29,819
Momo, Inc., ADR	995	20,298
NetEase, Inc., ADR	495	241,169
SINA Corp.*	383	15,582
Tencent Holdings Ltd.	34,533	2,363,794
Tencent Music Entertainment Group, ADR*	2,222	34,730
Weibo Corp., ADR*	366	13,652

(Cost $2,862,472)		3,439,946

Consumer Discretionary - 23.1%
Alibaba Group Holding Ltd., ADR*	11,313	3,247,170
ANTA Sports Products Ltd.	6,703	66,207
BAIC Motor Corp. Ltd., Class H, 144A	12,034	5,761
Baozun, Inc., ADR*(a)	268	11,106
Bosideng International Holdings Ltd.	24,873	7,125
Brilliance China Automotive Holdings Ltd.	18,488	16,555
BYD Co. Ltd., Class H(a)	3,391	33,691
China East Education Holdings Ltd., 144A	3,532	7,802
China Education Group Holdings Ltd.	2,725	5,358
China Yuhua Education Corp. Ltd., 144A	8,000	7,670
Dongfeng Motor Group Co. Ltd., Class H	15,927	11,056
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,887	12,513
Geely Automobile Holdings Ltd.	35,457	74,939
GOME Retail Holdings Ltd.*(a)	41,776	5,983
Great Wall Motor Co. Ltd., Class H	21,370	23,189
GSX Techedu, Inc., ADR*(a)	471	40,223
Guangzhou Automobile Group Co. Ltd., Class H	17,749	15,252
Haidilao International Holding Ltd., 144A	4,172	26,916
Haier Electronics Group Co. Ltd.	7,746	26,536
Huazhu Group Ltd., ADR(a)	810	36,231
JD.com, Inc., ADR*	5,161	405,861
Li Ning Co. Ltd.	12,841	54,345
Meituan Dianping, Class B*	21,568	711,313
New Oriental Education & Technology Group, Inc., ADR*	870	127,568
NIO, Inc., ADR*(a)	5,516	104,970
Pinduoduo, Inc., ADR*	1,570	139,636
Shenzhou International Group Holdings Ltd.	4,723	76,176
TAL Education Group, ADR*	2,263	167,032
Tongcheng-Elong Holdings Ltd.*	5,200	10,199
Topsports International Holdings Ltd., 144A	8,152	10,087
Trip.com Group Ltd., ADR*	2,892	87,454
Vipshop Holdings Ltd., ADR*	2,696	44,511
Yum China Holdings, Inc.	2,177	125,635
Zhongsheng Group Holdings Ltd.	3,689	23,038

(Cost $3,660,390)		5,769,108

Consumer Staples - 1.4%
Anhui Gujing Distillery Co. Ltd., Class B	700	8,888
China Feihe Ltd., 144A	5,000	10,129
China Mengniu Dairy Co. Ltd.*	17,268	84,890
China Resources Beer Holdings Co. Ltd.	8,557	55,647
Dali Foods Group Co. Ltd., 144A	15,460	9,475
Hengan International Group Co. Ltd.	4,276	33,711
Sun Art Retail Group Ltd.	15,817	20,613
Tingyi Cayman Islands Holding Corp.	13,038	24,494
Tsingtao Brewery Co. Ltd., Class H	2,779	25,315
Uni-President China Holdings Ltd.	9,340	8,508
Vinda International Holdings Ltd.	2,000	6,839
Want Want China Holdings Ltd.	33,037	22,678
Yihai International Holding Ltd.*	2,926	45,984

(Cost $245,077)		357,171

Energy - 1.2%
China Oilfield Services Ltd., Class H	9,971	7,835
China Petroleum & Chemical Corp., Class H	146,972	67,890
China Shenhua Energy Co. Ltd., Class H	21,598	36,061
CNOOC Ltd.	107,845	122,732
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	8,870	4,086
PetroChina Co. Ltd., Class H	132,994	45,989
Yanzhou Coal Mining Co. Ltd., Class H	9,010	6,941

(Cost $441,841)		291,534

Financials - 7.6%
Agricultural Bank of China Ltd., Class H	167,559	55,996
Bank of China Ltd., Class H	481,419	157,778
Bank of Communications Co. Ltd., Class H	50,063	26,161
China Cinda Asset Management Co. Ltd., Class H	62,560	11,947
China CITIC Bank Corp. Ltd., Class H	54,871	22,939
China Construction Bank Corp., Class H	583,391	413,259
China Ding Yi Feng Holdings Ltd.*	107,872	38,694
China Everbright Bank Co. Ltd., Class H	21,555	7,732
China Everbright Ltd.	5,245	8,081
China Galaxy Securities Co. Ltd., Class H	23,273	14,024
China Huarong Asset Management Co. Ltd., Class H, 144A	75,692	8,692

China International Capital Corp. Ltd., Class H, 144A*(a)	7,918	18,819
China Life Insurance Co. Ltd., Class H	45,007	109,641
China Merchants Bank Co. Ltd., Class H	23,885	114,029
China Minsheng Banking Corp. Ltd., Class H	35,085	21,368
China Pacific Insurance Group Co. Ltd., Class H	16,757	46,594
China Reinsurance Group Corp., Class H	50,176	5,374
China Taiping Insurance Holdings Co. Ltd.	9,450	15,022
Chongqing Rural Commercial Bank Co. Ltd., Class H	9,796	3,994
CITIC Securities Co. Ltd., Class H	12,966	31,151
Far East Horizon Ltd.	14,133	12,510
GF Securities Co. Ltd., Class H	7,223	8,546
Guotai Junan Securities Co. Ltd., Class H, 144A	4,970	7,759
Haitong Securities Co. Ltd., Class H*	16,115	14,638
Huatai Securities Co. Ltd., Class H, 144A	7,683	13,482
Industrial & Commercial Bank of China Ltd., Class H	368,361	206,278
New China Life Insurance Co. Ltd., Class H	4,993	19,939
Noah Holdings Ltd., ADR*(a)	224	6,272
People’s Insurance Co. Group of China Ltd., Class H	55,231	18,030
PICC Property & Casualty Co. Ltd., Class H	39,744	30,718
Ping An Insurance Group Co. of China Ltd., Class H	35,831	381,651
Postal Savings Bank of China Co. Ltd., Class H, 144A	51,773	24,517
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	1,249	8,227

(Cost $2,492,906)		1,883,862

Health Care - 2.4%
3SBio, Inc., 144A*	8,017	9,413
AK Medical Holdings Ltd., 144A	2,000	5,115
Alibaba Health Information Technology Ltd.*	18,836	45,497
CanSino Biologics, Inc., Class H, 144A*(a)	400	8,480
China Medical System Holdings Ltd.	7,370	8,321
China Resources Pharmaceutical Group Ltd., 144A	7,953	4,505
China Traditional Chinese Medicine Holdings Co. Ltd.	10,096	4,312
CSPC Pharmaceutical Group Ltd.	33,576	74,602
Genscript Biotech Corp.*	5,008	9,680
Hansoh Pharmaceutical Group Co. Ltd., 144A*	1,986	9,417
Hutchison China MediTech Ltd., ADR*	433	14,384
Innovent Biologics, Inc., 144A*	5,961	39,726
Luye Pharma Group Ltd., 144A(a)	9,737	5,277
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	2,130	31,056
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	11,799	27,556
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,489	14,744
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,359	7,773
Sino Biopharmaceutical Ltd.	65,407	75,533
Sinopharm Group Co. Ltd., Class H	7,890	19,424
SSY Group Ltd.	11,629	7,412
WuXi AppTec Co. Ltd., Class H, 144A(a)	1,511	22,382
Wuxi Biologics Cayman, Inc., 144A*	5,383	139,886
Zai Lab Ltd., ADR*(a)	237	18,811

(Cost $374,772)		603,306

Industrials - 2.2%
51job, Inc., ADR*(a)	162	10,617
Air China Ltd., Class H	13,882	9,565
A-Living Services Co. Ltd., Class H, 144A	2,720	14,038
AviChina Industry & Technology Co. Ltd., Class H	18,583	11,605
Beijing Capital International Airport Co. Ltd., Class H	13,449	9,510
BEST, Inc., ADR*(a)	1,281	5,124
BOC Aviation Ltd., 144A	1,299	9,663
China Communications Construction Co. Ltd., Class H	26,122	14,662
China Communications Services Corp. Ltd., Class H	17,851	11,724
China Conch Venture Holdings Ltd.	10,023	43,454
China Eastern Airlines Corp. Ltd., Class H	12,628	5,214
China Everbright International Ltd.	24,967	15,077
China Lesso Group Holdings Ltd.	7,072	13,195
China Merchants Port Holdings Co. Ltd.	10,433	11,940
China Railway Construction Corp. Ltd., Class H	11,018	8,473
China Railway Group Ltd., Class H	21,282	10,929
China Southern Airlines Co. Ltd., Class H*(a)	7,645	4,034
China State Construction International Holdings Ltd.	15,126	11,730
CITIC Ltd.	33,471	30,534
COSCO SHIPPING Holdings Co. Ltd., Class H*	12,962	6,506
COSCO SHIPPING Ports Ltd.	12,784	7,241
Country Garden Services Holdings Co. Ltd.	7,470	52,096
CRRC Corp. Ltd., Class H	25,907	11,700
Fosun International Ltd.	17,285	19,247
Greentown Service Group Co. Ltd.	8,749	11,763
Haitian International Holdings Ltd.	4,766	11,537
Jiangsu Expressway Co. Ltd., Class H	8,947	8,958
Shanghai Electric Group Co. Ltd., Class H*	22,473	6,611
Shanghai Industrial Holdings Ltd.	3,737	5,613
Shenzhen Expressway Co. Ltd., Class H	4,350	3,940

Shenzhen International Holdings Ltd.	7,245	11,629
Sinopec Engineering Group Co. Ltd., Class H	11,721	5,202
Sinotruk Hong Kong Ltd.	4,274	11,112
Weichai Power Co. Ltd., Class H	12,890	26,046
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,763	3,239
Zhejiang Expressway Co. Ltd., Class H	11,339	7,652
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,780	12,145
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H*	8,812	8,823
ZTO Express Cayman, Inc., ADR	2,282	76,515

(Cost $588,159)		558,663

Information Technology - 2.4%
AAC Technologies Holdings, Inc.	4,542	28,658
BYD Electronic International Co. Ltd.	3,485	14,772
China Railway Signal & Communication Corp. Ltd., Class H, 144A	12,476	5,055
GDS Holdings Ltd., ADR*(a)	391	31,648
Hua Hong Semiconductor Ltd., 144A*(a)	2,658	9,603
Kingboard Holdings Ltd.	4,781	15,391
Kingboard Laminates Holdings Ltd.	6,797	8,568
Kingdee International Software Group Co. Ltd.*	14,554	37,107
Kingsoft Corp. Ltd.	4,732	25,339
Legend Holdings Corp., Class H, 144A	3,171	4,672
Lenovo Group Ltd.	46,005	30,749
Semiconductor Manufacturing International Corp.*	19,512	62,689
Sunny Optical Technology Group Co. Ltd.	4,528	67,130
TravelSky Technology Ltd., Class H	5,018	10,437
Xiaomi Corp., Class B, 144A*	63,361	192,123
Xinyi Solar Holdings Ltd.	26,605	33,607
ZTE Corp., Class H	4,494	13,076

(Cost $337,660)		590,624

Materials - 0.8%
Aluminum Corp. of China Ltd., Class H*	29,982	7,350
Anhui Conch Cement Co. Ltd., Class H	7,658	55,532
China Hongqiao Group Ltd.	12,075	7,790
China Molybdenum Co. Ltd., Class H	14,224	5,781
China National Building Material Co. Ltd., Class H	24,167	33,989
China Resources Cement Holdings Ltd.	16,801	24,497
Jiangxi Copper Co. Ltd., Class H	7,290	8,597
Lee & Man Paper Manufacturing Ltd.	8,333	4,989
Nine Dragons Paper Holdings Ltd.	10,384	11,523
Sinopec Shanghai Petrochemical Co. Ltd., Class H	15,061	3,109
Zhaojin Mining Industry Co. Ltd., Class H	8,269	9,261
Zijin Mining Group Co. Ltd., Class H	38,906	26,556

(Cost $158,405)		198,974

Real Estate - 2.4%
Agile Group Holdings Ltd.	8,778	12,119
China Aoyuan Group Ltd.	6,687	7,714
China Evergrande Group	10,589	24,730
China Jinmao Holdings Group Ltd.	32,066	20,067
China Overseas Land & Investment Ltd.	22,337	64,704
China Overseas Property Holdings Ltd.	5,000	4,510
China Resources Land Ltd.	18,568	85,890
China Vanke Co. Ltd., Class H	8,542	26,562
CIFI Holdings Group Co. Ltd.	20,067	17,089
Country Garden Holdings Co. Ltd.	50,175	62,216
Guangzhou R&F Properties Co. Ltd., Class H	6,033	7,675
Kaisa Group Holdings Ltd.*	17,992	9,054
KWG Group Holdings Ltd.*	8,637	16,427
Logan Group Co. Ltd.	9,085	16,927
Longfor Group Holdings Ltd., 144A	11,296	59,831
Poly Property Services Co. Ltd.	600	5,253
Seazen Group Ltd.*	13,345	12,105
Shenzhen Investment Ltd.	22,299	7,567
Shimao Group Holdings Ltd.	7,406	33,350
Sino-Ocean Group Holding Ltd.	25,441	5,876
SOHO China Ltd.*	16,028	4,943
Sunac China Holdings Ltd.	15,169	63,806
Wharf Holdings Ltd.	9,272	18,089
Yuexiu Property Co. Ltd.	49,742	9,499
Yuzhou Group Holdings Co. Ltd.	16,846	7,868
Zhenro Properties Group Ltd.	9,784	5,719

(Cost $594,358)		609,590

Utilities - 1.0%
Beijing Enterprises Holdings Ltd.	3,605	11,466
Beijing Enterprises Water Group Ltd.*	36,515	14,370
CGN Power Co. Ltd., Class H, 144A	49,300	10,687
China Gas Holdings Ltd.	15,046	41,254
China Longyuan Power Group Corp. Ltd., Class H	23,265	14,679
China Power International Development Ltd.	32,624	6,314
China Resources Gas Group Ltd.	5,685	26,701
China Resources Power Holdings Co. Ltd.	12,897	15,310
ENN Energy Holdings Ltd.	4,994	55,416
Guangdong Investment Ltd.	18,192	28,403
Huaneng Power International, Inc., Class H	25,977	10,826
Kunlun Energy Co. Ltd.	23,129	17,250

(Cost $288,096)		252,676

TOTAL COMMON STOCKS (Cost $12,044,136)		14,555,454

RIGHTS - 0.0%
Information Technology - 0.0%
Zhengqi Financial Holding Corp.*(b)
(Cost $0)	2,516	0

EXCHANGE-TRADED FUNDS - 41.3%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(a)(c)	37,589	1,332,252
Xtrackers MSCI China A Inclusion Equity ETF(c)	341,738	8,994,544

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,506,206)		10,326,796

SECURITIES LENDING COLLATERAL - 5.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d)(e)
(Cost $1,442,386)	1,442,386	1,442,386

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.06%(d)
(Cost $13,662)	13,662	13,662

TOTAL INVESTMENTS - 105.4% (Cost $22,006,390)		$26,338,298
Other assets and liabilities, net - (5.4%)		(1,354,854)

NET ASSETS - 100.0%		$24,983,444

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
EXCHANGE-TRADED FUNDS — 41.3%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(a)(c)
1,059,284	8,827	(36,770)	(10,753)	311,664	—	—	37,589	1,332,252
Xtrackers MSCI China A Inclusion Equity ETF(c)
6,733,326	105,080	(14,603)	71	2,170,670	—	—	341,738	8,994,544
SECURITIES LENDING COLLATERAL — 5.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d)(e)
1,797,929	—	(355,543)(f)	—	—	138	—	1,442,386	1,442,386
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.06%(d)
11,737	68,951	(67,026)	—	—	2	—	13,662	13,662

9,602,276	182,858	(473,942)	(10,682)	2,482,334	140	—	1,835,375	11,782,844

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $1,597,808, which is 6.4% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $203,923.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
FTSE China A50 Index Futures	USD	3	$46,440	$46,718	9/29/2020	$278
MSCI China Free Index Futures	USD	1	52,425	54,420	9/18/2020	1,995

Total unrealized appreciation						$2,273

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$14,555,454	$—	$—	$14,555,454
Rights	—	—	0	0
Exchange-Traded Funds	10,326,796	—	—	10,326,796
Short-Term Investments(h)	1,456,048	—	—	1,456,048
Derivatives(i)
Futures Contracts	2,273	—	—	2,273

TOTAL	$26,340,571	$—	$0	$26,340,571

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.